O'SHAUGHNESSY AGGRESSIVE GROWTH FUND
                  60 Arch Street, Greenwich, Connecticut 06830
                                 (800) 797-0773

The Fund
              O'Shaughnessy Aggressive Growth Fund (the "Fund") is an investment portfolio or series of O'Shaughnessy Funds, Inc., an open-end management investment company with multiple portfolios or series available for investment.

Investment Objective
              The investment objective of the Fund is capital appreciation.

Strategy
              The Fund seeks to achieve its objective through implementation of proprietary aggressive growth models developed by O'Shaughnessy Capital Management, Inc., the Fund's investment manager (the "Manager").
                 The Fund's portfolio will generally consist of approximately 45 common stocks selected by the Manager which meet certain criteria. For a more detailed description of the Fund, see "About the Fund -- Investment Objective and Policies."

Risk/Reward
              Although the stocks in which the Fund may invest have, in the Manager's judgment, the potential to provide superior return, such stocks are likely to be subject to greater than average price volatility, which may result in substantial declines in the Fund's share price. Accordingly, the Fund is suitable only for the most aggressive investors. For a discussion of the additional risks associated with an investment in the Fund, see "About the Fund -- Investment Objective and Policies."

Purchase of Shares
              Shares of the Fund will be offered to investors during the continuous offering at a price equal to the next determined net asset value per share. There are no fees or charges to purchase or sell shares or to reinvest dividends. There are no Rule 12b-1 fees.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS
                                October 11, 1996
               (Supplemented November 20, 1996 and March 7, 1997)

              This Prospectus contains the information you should know about the Fund before you invest. Please keep it for future reference. A statement containing additional information about the Fund, dated October 11, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available, at no charge, by calling or by writing the Fund at the telephone number or address set forth above.

                 O'Shaughnessy Capital Management, Inc.-Manager
                    First Fund Distributors, Inc.-Distributor

2
TABLE OF CONTENTS
              ABOUT THE FUND...............................................    2
              MANAGEMENT AND ORGANIZATION OF THE FUND .....................    6
              INFORMATION ABOUT YOUR ACCOUNT ..............................    8
              INFORMATION ON DISTRIBUTIONS AND TAXES ......................   15
              PERFORMANCE INFORMATION .....................................   17
              NET ASSET VALUE .............................................   17
              OTHER SHAREHOLDER SERVICES ..................................   18

ABOUT THE FUND

TRANSACTION AND FUND EXPENSES
              The following table and example should help you understand the kinds of expenses you will bear directly or indirectly as a Fund shareholder. In the table, "Shareholder Transaction Expenses," shows that you pay no sales charges. All the money you invest in the Fund goes to work for you, subject to the fees noted in the table. "Annual Fund Operating Expenses" shows how much it would cost to operate the Fund for a year, based on estimated expenses through the end of the Fund's first full year. These costs you pay indirectly, because they are deducted from the Fund's total assets before the daily share price is calculated and before dividends and other distributions are made. You will not see these expenses on your account statement.

              Fee Table
              Shareholder Transaction Expenses:
              Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............     None
              Maximum Sales Charge Imposed on Dividend Reinvestments....................................     None
              Deferred Sales Charge (as a percentage of original purchase
               price or redemption proceeds, whichever is lower)........................................     None

              Redemption fee (a)........................................................................     None
              Exchange Fee (b)..........................................................................     None

              Annual Fund  Operating  Expenses (as a  percentage  of average net assets):
              Management Fees (c) (d)...................................................................     1.00%
              Rule 12b-1 Fees...........................................................................     None
              Other Expenses (d) (e)....................................................................     0.80%
                                                                                                             -----

              Total Fund Operating Expenses (d).........................................................     1.80%
                                                                                                             =====

              (a) Shareholders who effect redemptions of Fund shares by wire transfer will pay a $12.00 wire transfer fee. See "Information About Your Account -- Redemption of Shares."

              (b) Shareholders who effect exchanges of shares of the Fund for shares of another fund by telephone in accordance with the exchange privilege will be charged a $5.00 exchange fee. See "Information About Your Account -- Exchange Privilege."

              (c) See "Management and Organization of the Fund -- Management."

              (d) To limit the Fund's expenses during its initial period of operations, the Manager has voluntarily agreed to reduce its fees or reimburse the Fund through at least September 30, 1997 to ensure that the Fund's total operating expenses do not exceed 2.00% of average net assets annually. Any such reductions made by the Manager in its fees or reimbursement of expenses with respect to the Fund are subject to reimbursement by the Fund to the Manager (recapture by the Manager), provided the Fund is able to effect such reimbursement while keeping total operating expenses at or below 2.00% of average net assets annually, and that no reimbursement will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund.

              (e) "Other Expenses" is based on estimated amounts for the current fiscal year.

                                                                               3

              Example:
              Cumulative Expenses Paid for the Period of:                                 1 Year             3 Years
                                                                                          ------             -------

                An  investor  would  pay  the  following  expenses  on a  $1,000 investment assuming:  (1) the operating expense ratio set forth in the table above; (2) a 5% annual return throughout the
              period; and (3) redemption at the end of the period:..............            $18                $58

                 The table and  example  are  intended  to assist  investors  in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. "Other Expenses" is based on estimated amounts for the current fiscal year. The example should not be considered a representation of past or future expenses or annual rate of return, and actual expenses or annual rate of return may be more or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES
              To help you decide whether the Fund is appropriate for you, this section takes a closer look at the Fund's investment objective and policies.

What is the Fund's objective?
              The investment objective of the Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

What is the Fund's investment strategy?
              The Fund will seek to achieve its objective through the implementation of proprietary aggressive growth models developed by O'Shaughnessy Capital Management, Inc., the Fund's investment manager (the "Manager").
                 The Fund's portfolio will generally consist of approximately 45 stocks, selected through implementation of the Manager's proprietary aggressive growth models. At the time of purchase, such stocks will generally possess the following characteristics:
              *a market capitalization in excess of $150 million;
              *outstanding price performance during the last six months or one year period prior to purchase;
              *high earnings gains during the one year period prior to purchase; and
              *expected high future earnings gains in the general consensus of market analysts.
                 It is expected that the  proprietary  aggressive  growth models used by the Manager in selecting stocks for the Fund's portfolio will select stocks for investment without regard to capitalization, except that the issuers must have market capitalizations in excess of $150 million. The majority of these stocks will be common stocks of domestic corporations and American Depository Receipts ("ADRs"), and will be traded on domestic stock exchanges or in the over-the-counter market. The Fund will not invest in foreign securities except through the purchase of ADRs.
                 The Manager may invest the Fund's assets in stocks which do not meet all of the above criteria, if, in the opinion of the Manager, such stocks possess characteristics similar to stocks meeting such criteria. In addition, the Manager may continue to hold a stock in the Fund's portfolio which no longer meets the initial criteria for investment if the Manager believes such investments are consistent with the Fund's investment objective.

4
What are the potential risks of investing primarily in common stocks?
              The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

OTHER INVESTMENT POLICIES AND PRACTICES
              This section takes a detailed look at other investment policies and practices of the Fund. The Fund's investments are subject to further restrictions and risks described in the Statement of Additional Information.
                 Shareholder   approval   is   required  to  change  the  Fund's
              investment objective and certain investment restrictions noted in the following section as "fundamental policies." The Manager also follows certain "operating policies" which can be changed without shareholder approval. However, significant changes in operating policies are discussed with shareholders in Fund reports.
                 The Fund's  holdings  in certain  kinds of  investments  cannot exceed maximum percentages of total assets, which are set forth below. While these restrictions provide a useful level of detail about the Fund's investments, investors should not view them as an accurate gauge of the potential risk of such investments. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the Fund's other investments.

              Cash and Short-Term Securities. The Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in stocks in accordance with the Fund's investment strategy and in order to meet redemption requests. The Fund may also invest a portion of its assets in cash or liquid short-term securities for temporary defensive purposes, but is under no obligation to do so.
              Short-term securities in which the Fund may invest include certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such securities. See "Repurchase Agreements," below.

              Repurchase   Agreements.   The  Fund  may  invest  in   repurchase
              agreements. The Fund may only enter into repurchase agreements with a member bank of the Federal Reserve System or a well-established securities dealer in U.S. government securities. In the event of a bankruptcy or default by the seller of the repurchase agreement the Fund may suffer delays and incur costs or possible losses in liquidating the underlying security which is held as collateral, and the Fund may incur a loss if the value of the collateral declines during this period. As a matter of operating policy, the Fund may not invest more than 15% of its total assets in repurchase agreements maturing in more than seven days.

              Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities. Illiquid securities are securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed, put to the issuer or a third party, or which do not mature within seven days, or which the Manager, in accordance with guidelines approved by the Board of Directors, has not determined to be liquid.
                 The Fund may purchase,  without regard to the above limitation, securities that are not registered under the Securities Act of 1933 (the "Securities Act") but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Board of Directors, or the Manager pursuant to guidelines adopted by the Board, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid.

                                                                               5
              Lending of Portfolio Securities. Like other mutual funds, the Fund may from time to time lend securities from its portfolio to banks, brokers and other financial institutions to earn additional income. The principal risk is that the borrower may default on its obligation to return borrowed securities, because of insolvency or otherwise. In this event, the Fund could experience delays in
              recovering  its  securities  and  capital.   In  accordance   with
              applicable law, the Fund may not lend portfolio securities representing in excess of 33% of its total assets. The lending policy is a fundamental policy.

              Borrowing. The Fund may borrow money from banks in an amount up to 33% of its total assets for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The borrowing policy is a fundamental policy.

              Small Cap Stocks. It is anticipated that the Fund's portfolio may include small cap stocks (i.e., stocks whose issuers have market capitalizations exceeding $150 million but less than $1 billion). Small cap stocks may present greater opportunities for capital appreciation and a higher degree of risk; they tend to be more vulnerable to financial and other risks and thus are more volatile than stocks of larger, more established companies. Because the Fund may invest in stocks with greater than average volatility, which may result in substantial declines in the Fund's share price, it is suitable only for the most aggressive investors.

              Industry Concentration. The Fund may not invest more than 25% of its total assets in any one industry (excluding U.S. Government securities). The concentration policy is a fundamental policy.

              Foreign Securities. The Fund may invest up to 25% of its total assets in securities of foreign issuers, either through (i) direct purchase of securities of foreign issuers if they are listed and traded on a U.S. national securities exchange or the NASDAQ National Market System or (ii) purchase of American Depository Receipts ("ADRs") which are dollar-denominated securities of foreign issuers traded in the U.S. Such investments increase diversification of the Fund's portfolio and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments, nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from regulatory practices that differ from U.S. standards; the imposition of withholding taxes on income from such securities; confiscating taxation; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). These risks are heightened for investment in developing countries and there is no limit on the amount of the Fund's foreign investments that may be invested in such countries.
                 The  Fund  may  invest  in  ADRs  through  both  sponsored  and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs.

              Hedging and Return Enhancement Strategies. The Fund is permitted to utilize certain hedging and return enhancement strategies and techniques such as options on securities and securities indices, futures contracts on securities and securities indices and options on futures contracts, as described below.
                 Futures (a type of potentially  high-risk derivative) are often used to manage or hedge risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another potentially high-risk derivative) give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The Fund may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. The Fund may purchase, sell, or write call and put options on securities, financial indices and futures.
                 Futures  contracts  and  options  may not always be  successful hedges; their prices can be highly volatile. Using them could lower the Fund's total return, and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

6
                 As a matter of operating  policy,  initial margin  deposits and premiums on options used for non-hedging purposes will not equal more than 5% of the Fund's net asset value.

              Firm Commitment Agreements and When-Issued Purchases. The Fund may purchase securities under a firm commitment agreement or on a when-issued basis. Firm commitment agreements and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Fund will not enter into such transactions for the purpose of leveraging, and accordingly, will segregate liquid assets with its custodian equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities and securities subject to the firm commitment agreement.

              Warrants. The Fund may invest in warrants, which are similar to options to purchase securities at a specific price valid for a specific period of time. The Fund may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those attached to other securities). If the market price of the underlying security never exceeds the exercise price, the Fund will lose the entire investment in the warrant. Moreover, if a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price and the right to purchase the underlying security.

              Diversification. In order to maintain the Fund's status as a diversified investment company, with respect to 75% of the Fund's total assets: 1) not more than 5% of the Fund's assets may be invested in the securities of a single issuer (excluding U.S. Government securities); and 2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. The diversification policy is a fundamental policy.

              Portfolio Transactions. In executing portfolio transactions, the Fund seeks to obtain the best net results, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Fund generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

              Portfolio Turnover. The Fund anticipates that its annual turnover rate should not exceed 200% under normal conditions. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions and dealer spreads, which are borne directly by the Fund.

MANAGEMENT AND ORGANIZATION OF THE FUND

MANAGEMENT

Who runs the Fund?
              General Oversight. O'Shaughnessy Funds is governed by a Board of Directors that meets regularly to review the Fund's investment, performance, expenses, and other business affairs. The Board elects the Fund's officers.

                                                                               7
              Manager. O'Shaughnessy Capital Management, Inc. acts as investment manager of the Fund pursuant to a management agreement with O'Shaughnessy Funds on behalf of the Fund (the "Management Agreement"). In its capacity as investment manager, the Manager is responsible for selection and management of the Fund's portfolio investments. For its services, the Fund pays the Manager a fee each month, at the annual rate of 1.00% of the Fund's average daily net assets.
                 The Manager's  office is located at 60 Arch Street,  Greenwich,
              Connecticut 06830. O'Shaughnessy Capital Management was incorporated in 1988. The Manager serves as portfolio consultant to a unit investment trust with assets in excess of $180 million. The Manager has no experience actively managing open-end investment companies such as the Fund.

              Portfolio   Management.   James  P.   O'Shaughnessy  has  had  the
              day-to-day  responsibility  for managing the Fund's  portfolio and developing and executing the Fund's investment program since commencement of operations of the Fund. For the past five years, Mr. O'Shaughnessy has served as President of the Manager, and in such capacity, has managed equity accounts for high net worth individuals and served as portfolio consultant to a unit investment trust. Mr. O'Shaughnessy is recognized as a leading expert and pioneer in quantitative equity analysis. He is the author of two financial books, Invest Like the Best and What Works on Wall Street.

              Distributor. O'Shaughnessy Funds has entered into a Distribution Agreement (the "Distribution Agreement") with First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, to act as the principal distributor of the shares of the Fund. The Distribution Agreement provides the Distributor with the right to distribute shares of the Fund through other broker-dealers or financial institutions with whom the Distributor has entered into selected dealer agreements. The address of the Distributor is 4455 E. Camelback Road, Suite 261 E, Phoenix, Arizona 85018. The Distributor provides distribution services to the Fund at no cost to the Fund.

              Administrator. Pursuant to an Administration Agreement, Investment Company Administration Corporation (the "Administrator") serves as administrator of the Fund. The Administrator provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents, preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations, preparing financial statements, and arranging for the maintenance of books and records. For its services, the Fund pays the Administrator a fee each month, at the annual rate of 0.10% of the first $100 million of the Fund's average daily net assets, 0.05% of the next $100 million of such net assets, and 0.03% of such net assets over $200 million, with a minimum fee of $40,000 annually. The address of the Administrator is 4455 E. Camelback Rd., Suite 261 E, Phoenix, Arizona 85018. The Administrator and the Distributor are under common control and are therefore considered affiliates of each other.

              Transfer Agent and Custodian. Firstar Trust Company acts as the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), as well as the Fund's custodian (the "Custodian"). The address of the Transfer Agent and Custodian is 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

How are Fund expenses determined?
              The Management Agreement identifies the expenses to be paid by the Fund. In addition to the fees paid to the Manager, the Fund pays certain additional expenses, including but not limited to, the following: shareholder service expenses; custodial, accounting, legal, and audit fees; administrative fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and independent Director fees and expenses.

9
ORGANIZATION

How is the Fund organized?
              The Fund is an investment portfolio or series of O'Shaughnessy Funds. There are three other investment portfolios of O'Shaughnessy Funds, shares of which are not offered for sale through this Prospectus: O'Shaughnessy Cornerstone Value Fund, O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Dogs of the Market(TM)Fund (the "other O'Shaughnessy Funds"). The charter of O'Shaughnessy Funds provides that the Board of Directors may issue additional investment portfolios of shares and/or additional classes of shares for each investment portfolio. O'Shaughnessy Funds was organized as a corporation in Maryland on May 20, 1996.

What is meant by "shares"?
              As with all mutual funds, investors purchase shares when they invest in the Fund. These shares are a part of a Fund's authorized capital stock, but share certificates are not generally issued.
                 Each full share and fractional  share entitles the  shareholder to: receive a proportional interest in the Fund's capital gain distributions; and cast one vote per share on certain Fund matters, including the election of Fund Directors, changes in fundamental policies, or approval of changes in the Fund's Management Agreement.
                 Shareholder  inquiries  may be  addressed  to the  Fund  at the address or telephone number set forth on the cover page of this Prospectus.

Does the Fund have annual shareholder meetings?
              The Fund is not required to hold annual meetings and does not intend to do so except when certain matters, such as a change in the Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund Director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the Fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.

INFORMATION ABOUT YOUR ACCOUNT

PURCHASE OF SHARES
              The minimum initial investment in the Fund is $5,000 and the minimum subsequent investment is $100, except that for retirement plans, the minimum initial investment is $500 and the minimum subsequent investment is $50.
                 Investors may make an initial purchase of shares and subsequent investments in the Fund by mail or wire as described below. The Fund reserves the right in its sole discretion to waive the minimum investment amounts, including in the case of investments by employees and affiliates of the Manager and family members of any of the foregoing, and Individual Retirement Accounts ("IRAs") of shareholders of the Fund.
                 The Internal Revenue Service requires the correct  reporting of social security numbers or tax identification numbers. The failure to provide this information will result in the rejection of an investor's Application.

                                                                               9
How do I purchase shares by mail?
              For initial investments, please send a completed Application, together with a check payable to O'Shaughnessy Aggressive Growth Fund to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for Applications sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for Applications sent via overnight courier). Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and mailed to the address stated above.

How do I purchase shares by wire?
              If you are wiring funds, call the Transfer Agent at (800) 797-0773 for an account number if this is an initial investment or to inform the Transfer Agent that a wire is expected if this is a subsequent investment.
                 For an initial  investment,  prior to or immediately  after the funds are wired, a completed Application should be sent to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for Applications sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for Applications sent via overnight courier). Instruct your bank to wire federal funds to O'Shaughnessy Funds, c/o Firstar Trust Company, ABA# 075000022, DDA # 112952137.
                 The wire should  specify  the name of the Fund,  the name(s) in which the account is registered, the shareholder's social security number or employer tax identification number, the account number and the amount being wired. Please indicate if this is an initial or subsequent investment. Wire purchases are normally used only for large purchases (over $5,000). Your bank may charge you a fee for sending the wire.

What is the purchase price of Fund shares and when do purchases become effective?
              Purchases of Fund shares become effective and shares will be priced at the net asset value per share ("NAV") next determined after the investor's check or wire is received by the Transfer Agent. NAV for the Fund is calculated as of the close of business on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). If your request is received in correct form before 4:00 p.m. Eastern time, your transaction will be priced at that day's NAV. If your request is received after 4:00 p.m., it will be priced at the next business day's NAV. Orders that request a particular day or price for your transaction or any other special conditions cannot be accepted.
                 The time at which  transactions  and  shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.
                 The  purchase  order must include the  documentation  specified above. Please do not send purchase orders to the Fund; the Fund forwards purchase orders to the Transfer Agent and a purchase will not become effective until the Transfer Agent receives all the necessary documentation.

What are the conditions of purchase?
              All purchase orders are subject to acceptance or rejection by the Fund or the Distributor, in their sole discretion. The offering of shares may be suspended whenever the Fund considers suspension desirable or when required by any order, rule or regulation of any governmental body having jurisdiction. Checks and money orders should be drawn on United States banks; the Fund and the Distributor reserve the right to reject checks drawn on foreign banks.

10
                 The Transfer Agent will mail a  confirmation  of each completed purchase to the investor. If an order is canceled because an investor's check does not clear, the investor will be responsible for any loss incurred by the Fund, the Transfer Agent, the Distributor, the Administrator or the Manager. If the investor is already a shareholder, the Fund may redeem shares from the account to cover any loss. If the investor is not a shareholder or if the loss is greater than the value of the shareholder's account, the Distributor will be responsible for any loss to the Fund, and will have the right to recover such amount from the investor.

Who do I contact if I have questions about my account or need additional information concerning an investment in the Fund?
              If you have investment questions about the Fund, or if you would like any additional information relating to an investment in the Fund, please call (800) 797-0773 (toll-free), or write to the Distributor at First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261 E, Phoenix AZ 85018. If you are a shareholder and have questions about your account, or if you wish to arrange for wire transactions, please call the Transfer Agent at (800) 797-0773. Before telephoning, please be sure to have your account number and social security number or employer tax identification number readily available.

Will I receive share certificates for shares purchased?
              Share certificates will not be issued for shares unless the investor sends a written request for certificates to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent via U.S. mail) or 615
              E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). Share certificates are issued only for full shares and may be redeposited in the shareholder's account at any time. In order to facilitate redemptions and exchanges, most shareholders elect not to receive certificates, since a shareholder wishing to redeem or exchange shares represented by a certificate must surrender such certificate, properly endorsed on the reverse side together with a signature guarantee. (See "Redemption of Shares -- When are signature guarantees required?" below). If a certificate is lost, the shareholder may incur an expense in replacing it.

Can I purchase shares through broker-dealers other than the Distributor?
              O'Shaughnessy Funds may enter into agreements with various outside brokers on behalf of the Funds through which shareholders may purchase shares. Such shares may be held by such outside brokers in an omnibus account rather than in the name of the individual shareholder. The Manager may reimburse the outside brokers for providing shareholder services to the omnibus accounts in an amount equal to what the Fund would otherwise have paid to provide shareholder services to each individual shareholder account.
                 Investors  may also  arrange  to  purchase  shares  of the Fund through other outside broker-dealers with which O'Shaughnessy Funds does not have an arrangement, and such broker-dealers may purchase shares of the Fund by telephone if they have made arrangements in advance with the Fund. To place a telephone order such broker-dealer should call the Transfer Agent at (800) 797-0773.
                 Purchases by broker-dealers become effective and shares will be priced as described above. If an investor purchases shares through broker-dealers other than the Distributor, such broker-dealers may charge the investor a service fee that is reasonable for the service performed, bearing in mind that the investor could have acquired or redeemed the Fund's shares directly without the payment of any fee. No part of any such service fee will be received by the Distributor, the Manager, the Administrator or the Fund.

                                                                              11
EXCHANGE PRIVILEGE
              Shares of the Fund may be exchanged for shares of each of the other O'Shaughnessy Funds (i.e., O'Shaughnessy Cornerstone Value Fund, O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Dogs of the Market(TM) Fund). Prospectuses for the other O'Shaughnessy Funds may be obtained by writing to the Distributor at 4455 E.
              Camelback  Road,  Suite  261  E,  Phoenix  AZ  85018,   Attention:
              O'Shaughnessy   Funds,   Inc.   or  by  calling   (800)   797-0773
              (toll-free).
                 You may also  exchange  shares  of the Fund for  shares  of the
              Portico Money Market Fund, a money market mutual fund not affiliated with O'Shaughnessy Funds or the Manager. Prior to making such an exchange, you should obtain and carefully read the prospectus for the Portico Money Market Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Manager of an investment in the Portico Money Market Fund.
                 If you  exchange  into shares of the Portico  Money Market Fund you may establish checkwriting privileges on the Portico Money Market Fund. Contact the Transfer Agent at (800) 797-0773 for a checkwriting application and signature card.
                 The exchange procedures are described below.

Is there any sales charge or minimum investment applicable to an exchange?
              Shareholders of the Fund may exchange their shares of the Fund, without the payment of any sales or service charge, for shares of any other fund into which an exchange is permitted equal in value to the net asset value of the shares being exchanged. All exchanges are subject to all applicable terms set forth in the prospectus of the fund into which the exchange is being made. If a shareholder exchanges shares through a broker-dealer other than the Distributor, such broker-dealer may charge the shareholder a service fee, no part of which will be received by the Distributor, the Manager, the Fund, or the fund into which the exchange is being made.

At what price is an exchange effected?
              An exchange is effected at the respective net asset values of the two funds with respect to which shares are being exchanged as next determined following receipt by the fund into which the exchange is being made of all necessary documentation in connection with the redemption of Fund shares as described below under "Redemption Of Shares --How do I redeem shares by mail?"

Do current instructions concerning receipt of dividends and distributions carry over to exchanged shares?
              Dividend and distribution instructions with respect to exchanged shares will remain the same as those given previously by the shareholders to the fund from which the shareholder is exchanging the shares, unless the shareholder designates a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions (i) must be signed by the registered owners(s) of the shares, exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number, and the name of the fund for which instructions have changed.

What are the conditions applicable to an exchange?
              Exchanges involving the redemption of shares recently purchased by personal, corporate or government check will be permitted only after the Fund has reasonable belief that the check has cleared, which may take up to fifteen days after the purchase date. The exchange privilege is available only in states where shares of the other O'Shaughnessy Funds or the Portico Money Market Fund may be sold legally.

12
                 The Fund, the other  O'Shaughnessy  Funds and the Portico Money
              Market Fund each reserves the right to reject any order to acquire its shares through exchange or otherwise and to restrict or terminate the exchange privilege at any time. If the exchange privilege is to be permanently terminated, the Fund will provide its shareholders with written notice of such termination. The Fund reserves the right to suspend temporarily the telephone exchange privilege in emergency circumstances or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders as a whole. Such temporary suspension can be without prior notification.

How can I make exchanges by telephone?
              Shareholders who have completed the section of the Fund's Application entitled "Shareholder Privileges" are eligible to make telephone requests for exchanges and may do so by telephoning the Transfer Agent at (800) 797-0773. A shareholder who has not completed the Shareholder Privileges section of the Application but who wishes to become eligible to make telephone exchanges should designate a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions must
              (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund. See "Redemption Of Shares - How do I redeem shares by telephone?" below, which describes the time of day at which telephone redemptions and exchanges will be priced and processed. Telephone requests for exchanges cannot be accepted with respect to shares represented by certificates. Shares of the other
              O'Shaughnessy Funds or the Portico Money Market Fund acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.
                 The Fund will  employ  reasonable  procedures  to confirm  that instructions communicated by telephone are genuine. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use procedures that are considered reasonable, including requesting a shareholder to correctly state the account number, the name(s) in which the account is registered, the social security number(s) registered to the account, and certain additional personal identification. A full description of these procedures is contained in the SAI. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.
                 Shareholders  should be aware  that,  at times,  the  volume of telephone calls or other factors beyond the Fund's control may make it difficult to reach the Transfer Agent by telephone. This will be true particularly during periods of drastic economic market changes. In such cases, shareholders should continue to telephone or utilize the written exchange procedures described below.
                 Shareholders  who effect  exchanges of Fund shares by telephone will be charged a $5.00 exchange fee.

How do I make exchanges by mail?
              To exchange shares by mail, send a written request for exchange signed by the registered owner(s) of the shares, exactly as the account is registered to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). The request for exchange should include the following information: the name of the account, the account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, the shares of which other fund (either another O'Shaughnessy Fund or the Portico Money Market Fund) that shares of the Fund are to be exchanged for, and the name on the account and the account number (if already established) with such other fund.

     ============                           Application Form
O'Shaughnessy Funds, Inc.                   New Accounts
     ------------
                Mail to:                    Overnight delivery to:

                O'Shaughnessy Funds, Inc.   O'Shaughnessy Funds, Inc.
                c/o Firstar Trust Company   c/o Firstar Trust Company
                P.O. Box 701                615 E. Michigan Street, Third Floor
                Milwaukee, WI  53201-0701   Milwaukee, WI  53202

DO NOT USE this form for IRAs. A special form is available for IRAs; please call
(800) 797-0773 for information or assistance.

================================================================================
1.  FUND SELECTION

                                                                            Amount ($5,000 minimum for any single Fund )
                  |_| O'Shaughnessy Aggressive Growth Fund                  $_______________________
                  |_| O'Shaughnessy Dogs of The Market Fund                 $_______________________
                  |_| O'Shaughnessy Cornerstone Growth Fund                 $_______________________
                  |_| O'Shaughnessy Cornerstone Value Fund                  $_______________________
                  Total Investment                                          $_______________________

                  |_| By wire (Please call (800) 797-0773 for instructions)
                  |_| By check, payable to O'Shaughnessy Funds, Inc.

================================================================================

2.  ACCOUNT
    REGISTRATION         ----------------------------------------------------------------------------------------------------
          For            First Name                   Middle Name or Initial            Last Name      Social Security Number
          Individual
          or             ----------------------------------------------------------------------------------------------------
          Joint Owners   Joint Owner                                                                  Social Security Number

                         Registration will be "Joint Tenants with Right of Survivorship" unless otherwise specified:

                         ----------------------------------------------------------------------------------------------------

          -------------------------------------------------------------------------------------------------------------------
          For Gift
          to Minor       ----------------------------------------------------------------------------------------------------
                         Custodian's Name (only one allowed)

                         ----------------------------------------------------------------------------------------------------
                         Minor's Name (only one allowed)                                   Minor's Social Security No.

                         ----------------------------------------------------------------------------------------------------
                         State of Residence                                                Minor's Birthdate

          -------------------------------------------------------------------------------------------------------------------
          For
          Corporate      ----------------------------------------------------------------------------------------------------
          Trust, Estate, Name of Corporation, Trust, etc.
          Guardianship,
          or Corporate   ----------------------------------------------------------------------------------------------------
          Retirement     Name and Date of Trust (continued)
          Plan
                         ----------------------------------------------------------------------------------------------------
                         Name(s) of Trustee(s), Fiduciary, etc.                            Tax ID Number

                         A Corporate resolution form is required.
=============================================================================================================================
 3.  ADDRESS FOR
     MAILINGS            ----------------------------------------------------------------------------------------------------
                         Number and Street

                         ----------------------------------------------------------------------------------------------------
                         Apartment, Floor or Room Number                                Telephone No. (include area code)

                         ----------------------------------------------------------------------------------------------------
                         City                                                           State                        Zip Code

          -------------------------------------------------------------------------------------------------------------------
          Send
          duplicate      ----------------------------------------------------------------------------------------------------
          statements     Number and Street
          to:
                         ----------------------------------------------------------------------------------------------------
                         Apartment, Floor or Room Number                                Telephone No. (include area code)

                         ----------------------------------------------------------------------------------------------------
                         City                                                           State                        Zip Code

================================================================================
4.  DISTRIBUTIONS        All dividends and  distributions  will be automatically
                         reinvested  in  additional  shares  in your  account(s)
                         unless  otherwise  indicated  by  checking  the box(es)
                         below.
                            |_| Dividends In Cash     |_|  Capital Gains In Cash

                         If you have chosen to receive your distribution(s) in cash, you have the option of receipt either by direct deposit into your bank account, as identified below, or by check. Please check one box below.
                            |_| Direct Deposit($12.00 charge per wire) |_| Check

                         Please attach a voided bank check or deposit slip here if you choose direct deposit.

                         ----------------------------------------------------------------------------------------------------
                         Name of Bank                                                   Address of Bank

                         ----------------------------------------------------------------------------------------------------
                         Bank's ABA Number            Account Number                    Name(s) on Account

                         ----------------------------------------------------------------------------------------------------
                         Signature of all registered owners


              IMPORTANT: This form is continued on the reverse side

================================================================================
5.  AUTOMATIC
    INVESTMENT
    PLAN

                         |_| I would like to begin Automatic Investing every |_| month, |_| quarter, on the ________ day of
                         the month or the first  business  day  thereafter,  in shares of the Fund(s) indicated below:
                                                                               Amount ($100 minimum for any single Fund)
                         |_| O'Shaughnessy Aggressive Growth Fund             $_________________________
                         |_| O'Shaughnessy Dogs of The Market Fund            $_________________________
                         |_| O'Shaughnessy Cornerstone Growth Fund            $_________________________
                         |_| O'Shaughnessy Cornerstone Value Fund             $_________________________

                         This signed application must be received by Firstar at least 15 business days prior to the initial transaction. I understand that I will be assessed a $20 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. Please attach a voided check or deposit slip of the bank account below.

                         ----------------------------------------------------------------------------------------------------
                         Name of Bank                                                   Address of Bank

                         ----------------------------------------------------------------------------------------------------
                         Bank's ABA Number            Account Number                    Name(s) on Account

                         ----------------------------------------------------------------------------------------------------
                         Signature of all  registered owners

================================================================================
6.  SYSTEMATIC CASH
    WITHDRAWAL PLAN

                         |_| I  would  like  checks  sent  |_|  monthly  or  |_| quarterly, beginning in the month of ____________
                         on or about the ______ day of the month.  Please  redeem from the following account(s):
                                                                               Amount ($50 minimum for any single Fund)
                         |_| O'Shaughnessy Aggressive Growth Fund             $_________________________
                         |_| O'Shaughnessy Dogs of The Market Fund            $_________________________
                         |_| O'Shaughnessy Cornerstone Growth Fund            $_________________________
                         |_| O'Shaughnessy Cornerstone Value Fund             $_________________________

                         I understand that payments will be made by redeeming shares from my account(s) and that if the rate of redemption exceeds the rate of growth of the Fund(s), my account(s) may ultimately be depleted. Account balances must be at least $10,000 to initiate this procedure.

                         I would  like  checks  sent  to:  |_| the  Address  for Mailings on the front of the application.
                                                           |_| the third party address below:

                         ----------------------------------------------------------------------------------------------------
                         Number and Street

                         ----------------------------------------------------------------------------------------------------
                         Apartment, Floor or Room Number                                Telephone No. (include area code)

                         ----------------------------------------------------------------------------------------------------
                         City                                                           State                        Zip Code

================================================================================
7.  SHAREHOLDER          |_|  I  would  like  to  be  able  to  place   exchange
    PRIVILEGES:          instructions  by  telephone  between  any of  the  four
    EXCHANGES &          O'Shaughnessy  Funds or the Portico  Money  Market Fund
    REDEMPTIONS          (minimum $5,000) ($5.00 per exchange).
    BY TELEPHONE
                         |_| I would like to be able to place a redemption order
                         by telephone  and have the  proceeds  mailed to Address
                         for Mailings on the front of the  application  or wired
                         directly  to the  bank  account  listed  below  ($12.00
                         charge per wire).

                         I understand that these procedures are offered as a convenience to me, and I agree that if the identification procedures set forth in the prospectus are followed, neither the Funds nor the Transfer Agent will be liable for any loss, expense or cost arising from one of these transactions. If applicable, please attach a voided check or deposit slip of the bank account below to ensure proper credit to your account.

                         ----------------------------------------------------------------------------------------------------
                         Name of Bank                                  Address of Bank

                         ----------------------------------------------------------------------------------------------------
                         Bank's ABA Number             Account Number         Name(s) on Account

================================================================================
8.  SIGNATURES AND CERTIFICATION


I (we) have received and read the Prospectus. I (we) understand the Funds' investment objectives and policies and agree to be bound by the terms of the Prospectus. I am (we are) of legal age in my (our) state of residence and have full authority to purchase shares of the Fund and to establish and use any related privileges.

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the telephone instructions of any one account owner.

By selecting the options in Section(s) 4, 5, 6 or 7, I (we) hereby authorize the Fund to initiate credits and debits to my (our) account at the bank indicated in Section(s) 4, 5, 6 or 7 and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system.

Under the penalty of perjury, I (we) certify the (1) the Social Security Number or Taxpayer Identification Number shown on this form is my (our) correct Taxpayer Identification Number, and (2) I am (we are) not subject to backup withholding either because I (we) have not been notified by the Internal Revenue Service (IRS) that I am (we are) subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me (us) that I am (we are) no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

--------------------------------------------------------------------------------
Signature(s) of Individual / Joint Owner*                             Date

--------------------------------------------------------------------------------
Signature(s) of Authorized Officers, Partners, Trustees or Others*


--------------------------------------------------------------------------------
Date
*If shares are to be  registered in (1) joint names,  both persons  should sign,
(2) a custodian for a minor, the custodian should sign (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.


--------------------------------------------------------------------------------
Print name and title of officer signing for a corporation or other entity.

sc
----------------------------

                                                                              13
REDEMPTION OF SHARES
              Shareholders can redeem their shares by giving instructions to the Transfer Agent in writing or by telephone. As more fully described below, these redemption instructions may have to be accompanied by additional documentation, which may include a signature guarantee.
                 If a shareholder  redeems shares through a broker-dealer  other than the Distributor, such broker-dealer may charge the shareholder a service fee, no part of which will be received by the Distributor, the Manager, the Administrator or the Fund.

How do I redeem shares by mail?
              To redeem shares by mail, send a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). The request should include the following: the name of the account, the account number, the number of shares or the dollar value of shares to be redeemed and whether proceeds are to be sent by mail or wire, and if by wire, giving the wire instructions; (ii) duly endorsed share certificates, if any have been issued for the shares redeemed; (iii) any signature guarantees that are required as described below; and (iv) any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. Except as otherwise directed by the Fund in its discretion, the Transfer Agent will not redeem shares until it has received all necessary documents; corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.

May I send redemption requests to the Fund?
              Please do not send redemption requests to the Fund. The Fund must forward all redemption requests to the Transfer Agent and instructions for redemption will not be effective until received by the Transfer Agent. Shares redeemed will be priced at the net asset value per share next determined after acceptance of a complete redemption request by the Transfer Agent. Redemption requests received by the Transfer Agent after the close of the NYSE (currently 4:00 p.m., Eastern time) will be treated as though received on the next business day. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or special redemption conditions.

When are signature guarantees required?
              Except as indicated below, all of the signatures on any request for redemption or share certificates tendered for redemption must be guaranteed by a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.
                 The Fund will waive the signature  guarantee  requirement  on a redemption request that instructs that the proceeds be sent by mail if all of the following conditions apply: (i) the redemption is for $10,000 or less; (ii) the redemption check is payable to the shareholder(s) of record; (iii) the redemption check is mailed to the shareholder(s) at the address of record; and (iv) no shares represented by certificate are being redeemed. Share certificates submitted for redemption or exchange must be properly endorsed and contain signature guarantees. In addition, the Fund in its discretion may waive the signature guarantee for employees and affiliates of the Manager, the Distributor and the Administrator, and family members of the foregoing.

14
                 The requirement of a guaranteed  signature  protects against an unauthorized person redeeming shares and obtaining the redemption proceeds.

How do I redeem shares by telephone?
              Shareholders who have completed the section of the Fund's Application entitled "Shareholder Privileges" are eligible to make telephone requests for redemptions (without charge) and may do so by telephoning the Transfer Agent at (800) 797-0773. A shareholder who has not completed the Shareholder Privileges section of the Application but who wishes to become eligible to make telephone redemptions, should designate a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions must (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund.
                 Telephone redemptions cannot be accepted with respect to shares represented by certificates or for IRA accounts. In such cases, redemption can only be made by mail as described above under
              "Redemption of Shares -- How do I redeem shares by mail?" Telephone requests for redemptions (or exchanges -- see "Exchange Privilege" above) received before the close of business on the NYSE (currently 4:00 p.m., Eastern time) on a business day will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.
                 As noted above, the Fund will employ  reasonable  procedures to confirm that instructions communicated by telephone are genuine and may, along with their service contractors, be liable for a failure to use such procedures. See "Exchange Privilege--How can I make exchanges by telephone?" above.
                 Shareholders  should be aware  that,  at times,  the  volume of telephone calls or other factors beyond the Fund's control may make it difficult to reach the Transfer Agent by telephone. This will be true particularly during periods of drastic economic or market changes. In the event of difficulty in reaching the
              Transfer Agent, shareholders should continue to telephone or utilize the written redemption procedures described above under "Redemption of Shares -- How do I redeem shares by mail?"
                 The  Fund   reserves  the  right  to  terminate  the  telephone
              redemption privilege at any time and, if so terminated, will provide the shareholders with written notice of such termination. The Fund reserves the right to suspend temporarily telephone redemptions in emergency circumstances or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders as a whole. Such temporary suspension can be without prior notification.

What options do I have in receiving redemption proceeds?
              Redemption proceeds may be sent to shareholders by mail or by wire as described below. Wire redemptions will only be made if the Transfer Agent has received appropriate written wire instructions. Because of fluctuations in the value of the Fund's portfolio, the net asset value of shares redeemed may be more or less than the investor's cost.

              Redemption By Mail. In the case of shareholders who request that their redemption proceeds be sent by mail, the Transfer Agent mails checks for redemption proceeds typically within one or two business days, but no later than seven days, after it receives the request and all the necessary documents.

              Redemption By Wire. In the case of shareholders who request that their redemption proceeds be sent by bank wire, the Transfer Agent typically wires redemption proceeds the next business day, but no later than seven days, after it receives the request and all necessary documents.
                 Wire  redemptions  will be made only if the Transfer  Agent has received appropriate written instructions from the shareholder either on the Fund's Application or by separate letter. A shareholder

              15 who has not indicated wire instructions on the Application, but would like to have redemption proceeds wired to a particular bank for each redemption request, should so designate by writing to the Transfer Agent. Please note that such instructions must (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund.
                 A  shareholder  who would like to change the wire  instructions indicated on the Application should designate a change in such instructions by writing to the Transfer Agent and complying with the requirements set forth in the preceding paragraph. There is a $1,000 minimum on redemption proceeds by bank wire. Shareholders who effect redemptions by wire transfer will pay a $12.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer. In addition, a shareholder's bank may impose a charge for receiving wires.

When would the payment of proceeds be delayed?
              Please note that shares paid for by personal, corporate or government check cannot be redeemed before the Fund has reasonable belief that the check has cleared, which may take up to fifteen days after payment of the purchase price. This delay can be avoided by paying for shares by certified check or bank-wire. An investor will be notified promptly by the Transfer Agent if a redemption request cannot be accepted.

Would my account ever be involuntarily redeemed?
              Due to the relatively high cost to the Fund of maintaining small accounts, we ask you to maintain an account balance of at least $5,000. If your balance is below $5,000 for three months or longer due to redemptions, we have the right to close your account after giving you 60 days in which to increase your balance.

INFORMATION ON DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS GENERALLY
              Dividend and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Application. The advantage of reinvesting distributions arises from compounding; that is, you receive dividends and capital gain distributions on an increasing number of shares. Distributions not reinvested are paid by check or transmitted to your bank account.

INCOME DIVIDENDS
              The Fund declares and pays dividends (if any) annually.

CAPITAL GAINS
              A capital gain or loss is the difference between the purchase and sale price of a security. If the Fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.

TAX INFORMATION
              You need to be aware of the possible tax consequences when: (1) the Fund makes a distribution to your account; (2) you sell Fund shares; or (3) you exchange shares of the Fund for shares of one of the other

16
              O'Shaughnessy   Funds  or  the  Portico  Money  Market  Fund.  The
              following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.

Will I pay taxes on redemptions or exchanges of Fund shares?
              When you sell or exchange shares in the Fund, you may realize a gain or loss. Unless you are a dealer in securities, such gain or loss will be capital gain or loss. In addition, such gain or loss will be a long-term capital gain or loss if you hold your shares for more than one year, or short-term capital gain or loss if you hold your shares for one year or less.
                 A loss  recognized  on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. In addition, if you realize a loss on the sale or exchange of Fund shares held six months or less, your short-term loss recognized is reclassified to long-term to the extent of any long-term capital gain distribution received.

Will I pay taxes on Fund distributions?
              Distributions of ordinary income and short-term capital gains are taxable as ordinary income. The dividends of the Fund will be eligible for the 70% deduction for dividends received by corporations only to the extent the Fund's income consists of dividends paid by U.S. corporations. Long-term gains are taxable at the applicable long-term gain rate. The gain is long- or short-term depending on how long the Fund held the securities, not how long you held shares in the Fund.

What is the tax effect of the Fund's investment in foreign securities?
              Pursuant to the Fund's investment objectives, the Fund may invest in foreign securities through ADRs. Foreign taxes may be paid by the Fund as a result of tax laws of countries in which the Fund may invest. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of Fund assets to be invested in various countries is not known. Because the Fund limits its investment in foreign securities, shareholders will not be entitled to claim foreign tax credits with respect to their share of foreign taxes paid by the Fund on income from investments of foreign securities held by the Fund.

What are the tax effects of buying shares before a distribution?
              If you buy shares shortly before or on the "record date" -- the date that establishes you as the person to receive the upcoming distribution -- you will receive, in the form of a taxable distribution, a portion of the money you just invested. Therefore, you may wish to find out the Fund's record date(s) before investing. Of course, a Fund's share price may, at any time, reflect undistributed capital gains or unrealized appreciation.
                 The  foregoing  is a general  and  abbreviated  summary  of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax consequences of an investment in the Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively. For additional information regarding federal income tax consequences of an investment in the Fund, see "Additional Information About Dividends and Taxes" in the Statement of Additional Information.

                                                                              17
                 Shareholders  are  urged  to  consult  their  own tax  advisers regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

PERFORMANCE INFORMATION

              This section should help you understand the terms used to describe Fund performance. The Fund's annual report will contain additional performance information and will be available upon request and without charge.

What is total return?
              This tells you how much an investment in the Fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e, you receive income and capital gain distributions on an increasing number of shares.
                 Advertisements  for the Fund may include cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

What is cumulative total return?
              This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.

What is average annual total return?
              This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual, cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question.

NET ASSET VALUE

              The price at which the Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share. The net asset value per share is calculated as of the close of the NYSE (currently 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on each other day in which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund's shares may be materially affected by changes in the value of the Fund's portfolio securities.

How is net asset value determined?
              The Fund determines the net asset value per share by subtracting the Fund's total liabilities from the Fund's total assets (the value of the securities the Fund holds plus cash and other assets), dividing the remainder by the total number of shares outstanding, and adjusting the result to the nearest full cent.

18
How are the securities held in the Fund's portfolio valued?
              Securities listed on the NYSE, American Stock Exchange or other national exchanges are valued at the last sale price on such exchange on the day as of which the net asset value per share is to be calculated. Over-the-counter securities included in the NASDAQ National Market System are valued at the last sale price. If there is no sale on a particular security on such day, it is valued at the mean between the bid and asked prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors. Any securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Directors of the Fund best to reflect their fair value.

OTHER SHAREHOLDER SERVICES

Automatic Investment Plan
              An Automatic Investment Plan allows a shareholder to make automatic monthly or quarterly investments into a Fund account, in amounts of at least $100, by having the Transfer Agent draw an automatic clearing house (ACH) debit electronically against a shareholder's checking or savings account. A shareholder may establish an Automatic Investment Plan by completing the appropriate section on the Application Form for new accounts or by calling the Transfer Agent at (800) 797-0733 and requesting an Automatic Investment Plan Application for existing accounts. A shareholder should be aware that a signed Application should be received by the Transfer Agent at least 15 business days prior to the initial transaction. The Transfer Agent will assess a $20 fee if the automatic investment cannot be made due to insufficient funds, stop payment, or for any other reason. The Fund cannot guarantee acceptance by your bank.

Systematic Cash Withdrawal Plan
              When an account of $10,000 or more is opened or when an existing account reaches that size, a shareholder may participate in the Fund's Systematic Cash Withdrawal Plan by filling out the appropriate part of the Application. Under this plan, a shareholder may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $50. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. A shareholder who decides later to use this service should call the Transfer Agent at (800) 797-0773.

Reports to Shareholders
              Each time a shareholder invests, redeems, transfers or exchanges shares, or receives a distribution, the Fund will send a confirmation of the transaction which will include a summary of all of the shareholder's most recent transactions.
                 At such time as  prescribed  by law, the Fund will send to each shareholder the following reports (if they are applicable), which may be used in completing U.S. income tax returns:

                  Form 1099-DIV      Report  taxable  distributions  during  the
                                     preceding calendar year. (If a shareholder did not receive taxable distributions in the previous year, such shareholder will not be sent a 1099-DIV.)

                  Form 1099-B        Reports redemption proceeds paid (including
                                     those resulting from exchanges) during the preceding calendar year.

                                                                              19
                  Form 1099-R        Report  distributions  from retirement plan
                                     accounts during the preceding calendar year

                  Form 5498          Reports   contributions  to  IRAs  for  the
                                     previous calendar year.

              If an investor's shares are held by an outside broker in an omnibus account, it is the responsibility of such outside broker to provide shareholders whose shares are held in the omnibus account with any reports prescribed by law which the shareholders require in order to complete their U.S. income tax returns.
                 Shareholders  will also receive annual and semi-annual  reports including the financial statements of the Funds for the respective periods.

Retirement Plans
              Eligible investors may invest in the Fund under the following prototype retirement plans:
              *Individual  Retirement Account (IRA)
              *Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations
              *Profit-Sharing and Money Purchase Pension Plans for corporations and their employees
                 The  minimum  initial   investment  is  $500  and  the  minimum
              subsequent investment is $50 for retirement plans.

Automatic Reinvestment Plan
              For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise specified on the Application or requested by a shareholder in writing. If the Transfer Agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If a shareholder elects to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the shareholder's distribution checks will be reinvested into the shareholder's account at the then current net asset value.
                 No person has been  authorized  to give any  information  or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Investment Adviser, the Administrator or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Investment Adviser, the Administrator or the Distributor. This
              Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                 No person has been  authorized  to give any  information  or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Investment Adviser, the Administrator or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


               INVESTMENT MANAGER
                         O'Shaughnessy Capital Management, Inc.
                         60 Arch Street
                         Greenwich, Connecticut 06830



               ADMINISTRATOR
                         Investment Company Administration Corporation 4455 E. Camelback Road, Suite 261 E
                         Phoenix, Arizona 85018



               DISTRIBUTOR
                         First Fund Distributors, Inc.
                         4455 E. Camelback Road, Suite 261 E
                         Phoenix, Arizona 85018



               TRANSFER AGENT
                         Firstar Trust Company
                         615 E. Michigan Street
                         Milwaukee, Wisconsin 53202



               AUDITORS
                         McGladrey & Pullen, LLP
                         555 Fifth Avenue
                         New York, New York 10017-2416



               LEGAL COUNSEL
                         Shereff, Friedman, Hoffman & Goodman, LLP
                         919 Third Avenue
                         New York, New York 10022

                                                 O'SHAUGHNESSY
                 60 ARCH STREET

               GREENWICH CT 06830
                                             AGGRESSIVE GROWTH FUND
                  800-797-0773


                       []                              []


                                                    BUILDING

                                                 NEW STANDARDS

                                                      FOR

                                                   INVESTMENT

                                                    SUCCESS


            O'Shaughnessy Funds, Inc.       O'Shaughnessy Funds, Inc.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND
                  60 Arch Street, Greenwich, Connecticut 06830
                                 (800) 797-0773

The Fund
              O'Shaughnessy Dogs of the Market(TM) Fund (the "Fund") is an investment portfolio or series of O'Shaughnessy Funds, Inc., an open-end management investment company with multiple portfolios or series available for investment.

Investment Objective
              The investment objective of the Fund is to seek total return, consisting of capital appreciation and current income.

Strategy
              The Fund will invest primarily in high dividend yielding common stocks of large, well-established companies selected by O'Shaughnessy Capital Management, Inc., the Fund's investment manager (the "Manager"). These stocks are considered by the
              Manager to be "Dogs" of the market. It is anticipated that approximately 30% of the Fund's portfolio will generally consist of the ten stocks which, at the time of purchase, were the ten highest-yielding stocks contained in the Dow Jones Industrial Average (the "Dow Dogs"). The remaining assets of the Fund will be invested primarily in thirty to forty additional stocks that the Manager believes have substantially the same qualities as the Dow Dogs, and which meet certain additional criteria, as described below. For a more detailed description of the Fund's investment strategy, see "About the Fund -- Investment Objective and Policies."

Purchase of Shares
              Shares of the Fund will be offered to investors during the continuous offering at a price equal to the next determined net asset value per share. There are no fees or charges to purchase or sell shares or to reinvest dividends. There are no Rule 12b-1 fees.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS
                                October 11, 1996
               (Supplemented November 20, 1996 and March 7, 1997)

              This Prospectus contains the information you should know about the Fund before you invest. Please keep it for future reference. A statement containing additional information about the Fund, dated October 11, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available, at no charge, by calling or by writing the Fund at the telephone number or address set forth above.

                 O'Shaughnessy Capital Management, Inc.-Manager
                    First Fund Distributors, Inc.-Distributor

2
TABLE OF CONTENTS
              ABOUT THE FUND.................................................  2
              MANAGEMENT AND ORGANIZATION OF THE FUND .......................  6
              INFORMATION ABOUT YOUR ACCOUNT ................................  8
              INFORMATION ON DISTRIBUTIONS AND TAXES ........................ 15
              PERFORMANCE INFORMATION........................................ 17
              NET ASSET VALUE ............................................... 18
              OTHER SHAREHOLDER SERVICES .................................... 18

ABOUT THE FUND

TRANSACTION AND FUND EXPENSES
              The following table and example should help you understand the kinds of expenses you will bear directly or indirectly as a Fund shareholder. In the table, "Shareholder Transaction Expenses," shows that you pay no sales charges. All the money you invest in the Fund goes to work for you, subject to the fees noted in the table. "Annual Fund Operating Expenses" shows how much it would cost to operate the Fund for a year, based on estimated expenses through the end of the Fund's first full year. These costs you pay indirectly, because they are deducted from the Fund's total assets before the daily share price is calculated and before dividends and other distributions are made. You will not see these expenses on your account statement.

              Fee Table
              Shareholder Transaction Expenses:
              Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............     None
              Maximum Sales Charge Imposed on Dividend Reinvestments....................................     None
              Deferred Sales Charge (as a percentage of original purchase price
               or redemption proceeds, whichever is lower)..............................................     None

              Redemption fee (a) .......................................................................     None
              Exchange Fee (b) .........................................................................     None

              Annual Fund  Operating  Expenses (as a  percentage  of average net assets):
              Management Fees (c) (d)...................................................................     0.90%
              Rule 12b-1 Fees...........................................................................     None
              Other Expenses (d) (e)....................................................................     0.80%
                                                                                                             ----

              Total Fund Operating Expenses (d).........................................................     1.70%
                                                                                                             ====

              (a) Shareholders who effect redemptions of Fund shares by wire transfer will pay a $12.00 wire transfer fee. See "Information About Your Account - - Redemption of Shares."

              (b) Shareholders who effect exchanges of shares of the Fund for shares of another fund by telephone in accordance with the exchange privilege will be charged a $5.00 exchange fee. See "Information About Your Account - - Exchange Privilege."

              (c) See "Management and Organization of the Fund -- Management."

              (d) To limit the Fund's expenses during its initial period of operations, the Manager has voluntarily agreed to reduce its fees or reimburse the Fund through at least September 30, 1997 to ensure that the Fund's total operating expenses do not exceed 2.00% of average net assets annually. Any such reductions made by the Manager in its fees or reimbursement of expenses with respect to the Fund are subject to reimbursement by the Fund to the Manager (recapture by the Manager), provided the Fund is able to effect such reimbursement while keeping total operating expenses at or below 2.00% of average net assets annually, and that no reimbursement will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund.

              (e) "Other Expenses" is based on estimated amounts for the current fiscal year.

                                                                               3
              Example:

              Cumulative Expenses Paid for the Period of:                                 1 Year             3 Years
                                                                                          ------             -------

                An  investor  would  pay  the  following  expenses  on a  $1,000 investment assuming:  (1) the operating expense ratio set forth in the table above; (2) a 5% annual return throughout the
              period; and (3) redemption at the end of the period:..............            $17                $55

                The table and  example  are  intended  to  assist  investors  in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. "Other Expenses" is based on estimated amounts for the current fiscal year. The example should not be considered a representation of past or future expenses or annual rate of return, and actual expenses or annual rate of return may be more or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES
              To help you decide whether the Fund is appropriate for you, this section takes a closer look at the Fund's investment objective and policies.

What is the Fund's objective?
              The investment objective of the Fund is to seek total return, consisting of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

What is the Fund's investment strategy?
              O'Shaughnessy Capital Management, Inc., the Fund's investment manager (the "Manager"), will manage the Fund so that generally, the Fund will hold positions in the ten stocks which, at the time of purchase, were among the ten highest-yielding stocks contained in the Dow Jones Industrial Average(1) (the "Dow Dogs"). It is anticipated that approximately 30% of the Fund's assets will be invested in the Dow Dogs at any time. The remaining assets of the Fund will be invested primarily in thirty to forty stocks that the Manager believes have substantially the same qualities as the Dow Dogs. These stocks, at the time of purchase, will generally:

              *be issued by among the largest companies in the market based on market capitalization, with no company having market capitalization smaller than $1 billion at the time of purchase; *have dividend yields higher than the average of all stocks in the market; and
              *have sales, common shares outstanding and cash flow higher than the average of all stocks in the market.
                The Manager may invest the Fund's  assets in stocks which do not meet all of the above criteria, if, in the opinion of the Manager, such stocks possess characteristics similar to stocks meeting such criteria. In addition, the Manager may continue to hold stocks in the Fund's portfolio which no longer meet the initial criteria for investment if the Manager believes such investments are consistent with the Fund's investment objective.

              (1) "Dow Jones Industrial Average" is a trademark of Dow Jones & Company, Inc. ("Dow Jones"). Neither the Fund nor the Manager is affiliated with, nor is the Fund sponsored by Dow Jones. Dow Jones has not participated in any way in the creation of the Fund or in the selection of stocks included in the Fund, nor has Dow Jones reviewed or approved any information included in this Prospectus.

4
What are the potential risks of investing primarily in common stocks?
              The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

OTHER INVESTMENT POLICIES AND PRACTICES
              This section takes a detailed look at other investment policies and practices of the Fund. The Fund's investments are subject to further restrictions and risks described in the Statement of Additional Information.
                Shareholder approval is required to change the Fund's investment objective and certain investment restrictions noted in the following section as "fundamental policies." The Manager also follows certain "operating policies" which can be changed without shareholder approval. However, significant changes in operating policies are discussed with shareholders in Fund reports.
                The Fund's  holdings  in  certain  kinds of  investments  cannot exceed maximum percentages of total assets, which are set forth below. While these restrictions provide a useful level of detail about the Fund's investments, investors should not view them as an accurate gauge of the potential risk of such investments. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the Fund's other investments.

              Cash and Short-Term Securities. The Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in stocks in accordance with the Fund's investment strategy and in order to meet redemption requests. The Fund may also invest a portion of its assets in cash or liquid short-term securities for temporary defensive purposes, but is under no obligation to do so.
              Short-term securities in which the Fund may invest include certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such securities. See "Repurchase Agreements," below.

              Repurchase   Agreements.   The  Fund  may  invest  in   repurchase
              agreements. The Fund may only enter into repurchase agreements with a member bank of the Federal Reserve System or a well-established securities dealer in U.S. government securities. In the event of a bankruptcy or default by the seller of the repurchase agreement the Fund may suffer delays and incur costs or possible losses in liquidating the underlying security which is held as collateral, and the Fund may incur a loss if the value of the collateral declines during this period. As a matter of operating policy, the Fund may not invest more than 15% of its total assets in repurchase agreements maturing in more than seven days.

              Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities. Illiquid securities are securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed, put to the issuer or a third party, or which do not mature within seven days, or which the Manager, in accordance with guidelines approved by the Board of Directors, has not determined to be liquid.
                The Fund may purchase,  without regard to the above  limitation, securities that are not registered under the Securities Act of 1933 (the "Securities Act") but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Board of Directors,

                                                                               5
              or the Manager pursuant to guidelines adopted by the Board, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid.

              Lending of Portfolio Securities. Like other mutual funds, the Fund may from time to time lend securities from its portfolio to banks, brokers and other financial institutions to earn additional income. The principal risk is that the borrower may default on its obligation to return borrowed securities, because of insolvency or otherwise. In this event, the Fund could experience delays in
              recovering  its  securities  and  capital.   In  accordance   with
              applicable law, the Fund may not lend portfolio securities representing in excess of 33 % of its total assets. The lending policy is a fundamental policy.

              Borrowing. The Fund may borrow money from banks in an amount up to 33 % of its total assets for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The borrowing policy is a fundamental policy.

              Industry Concentration. The Fund may not invest more than 25% of its total assets in any one industry (excluding U.S. Government securities). The concentration policy is a fundamental policy.

              Foreign Securities. The Fund may invest up to 25% of its total assets in securities of foreign issuers, either through (i) direct purchase of securities of foreign issuers if they are listed and traded on a U.S. national securities exchange or the NASDAQ National Market System or (ii) purchase of American Depository Receipts ("ADRs") which are dollar-denominated securities of foreign issuers traded in the U.S. Such investments increase diversification of the Fund's portfolio and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments, nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from regulatory practices that differ from U.S. standards; the imposition of withholding taxes on income from such securities; confiscating taxation; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). These risks are heightened for investment in developing countries and there is no limit on the amount of the
              Fund's foreign investments that may be invested in such countries.
                The  Fund  may  invest  in  ADRs  through  both   sponsored  and
              unsponsored arrangements.  The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs.

              Hedging and Return Enhancement Strategies. The Fund is permitted to utilize certain hedging and return enhancement strategies and techniques such as options on securities and securities indices, futures contracts on securities and securities indices and options on futures contracts, as described below.
                Futures (a type of potentially  high-risk  derivative) are often used to manage or hedge risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another potentially high-risk derivative) give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The Fund may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. The Fund may purchase, sell, or write call and put options on securities, financial indices and futures.
                Futures  contracts  and  options  may not  always be  successful hedges;  their  prices  can be highly  volatile.  Using them could lower the Fund's total return, and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.
                As a matter of operating  policy,  initial  margin  deposits and premiums on options used for non-hedging purposes will not equal more than 5% of the Fund's net asset value.

              Firm Commitment Agreements and When-Issued Purchases. The Fund may purchase securities under a firm commitment agreement or on a when-issued basis. Firm commitment agreements

6
              and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Fund will not enter into such transactions for the purpose of leveraging, and accordingly, will segregate liquid assets with its custodian equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities and securities subject to the firm commitment agreement.

              Warrants. The Fund may invest in warrants, which are similar to options to purchase securities at a specific price valid for a specific period of time. The Fund may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those attached to other securities). If the market price of the underlying security never exceeds the exercise price, the Fund will lose the entire investment in the warrant. Moreover, if a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price and the right to purchase the underlying security.

              Diversification. In order to maintain the Fund's status as a diversified investment company, with respect to 75% of the Fund's total assets: 1) not more than 5% of the Fund's assets may be invested in the securities of a single issuer (excluding U.S. Government securities); and 2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. The diversification policy is a fundamental policy.

              Portfolio Transactions. In executing portfolio transactions, the Fund seeks to obtain the best net results, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Fund generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

              Portfolio Turnover. The Fund anticipates that its annual turnover rate should not exceed 50% under normal conditions. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions and dealer spreads, which are borne directly by the Fund.

MANAGEMENT AND ORGANIZATION OF THE FUND

MANAGEMENT

Who runs the Fund?

              General Oversight. O'Shaughnessy Funds is governed by a Board of Directors that meets regularly to review the Fund's investment, performance, expenses, and other business affairs. The Board elects the Fund's officers.

              Manager. O'Shaughnessy Capital Management, Inc. acts as investment manager of the Fund pursuant to a management agreement with O'Shaughnessy Funds on behalf of the Fund (the "Management

                                                                               7
              Agreement"). In its capacity as investment manager, the Manager is responsible for selection and management of the Fund's portfolio investments. For its services, the Fund pays the Manager a fee each month, at the annual rate of 0.90% of the Fund's average daily net assets.
                The  Manager's  office is located at 60 Arch Street,  Greenwich,
              Connecticut 06830. O'Shaughnessy Capital Management was incorporated in 1988. The Manager serves as portfolio consultant to a unit investment trust with assets in excess of $180 million. The Manager has no experience actively managing open-end investment companies such as the Fund.

              Portfolio   Management.   James  P.   O'Shaughnessy  has  had  the
              day-to-day  responsibility  for managing the Fund's  portfolio and developing and executing the Fund's investment program since inception of the Fund. For the past five years, Mr. O'Shaughnessy has served as President of the Manager, and in such capacity, has managed equity accounts for high net worth individuals and served as portfolio consultant to a unit investment trust. Mr. O'Shaughnessy is recognized as a leading expert and pioneer in quantitative equity analysis. He is the author of two financial books, Invest Like the Best and What Works on Wall Street.

              Distributor. O'Shaughnessy Funds has entered into a Distribution Agreement (the "Distribution Agreement") with First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, to act as the principal distributor of the shares of the Fund. The Distribution Agreement provides the Distributor with the right to distribute shares of the Fund through other broker-dealers or financial institutions with whom the Distributor has entered into selected dealer agreements. The address of the Distributor is 4455 E. Camelback Road, Suite 261 E, Phoenix, Arizona 85018. The Distributor provides distribution services to the Fund at no cost to the Fund.

              Administrator. Pursuant to an Administration Agreement, Investment Company Administration Corporation (the "Administrator") serves as administrator of the Fund. The Administrator provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents, preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations, preparing financial statements, and arranging for the maintenance of books and records. For its services, the Fund pays the Administrator a fee each month, at the annual rate of 0.10% of the first $100 million of the Fund's average daily net assets, 0.05% of the next $100 million of such net assets, and 0.03% of such net assets over $200 million, with a minimum fee of $40,000 annually. The address of the Administrator is 4455 E. Camelback Rd., Suite 261 E, Phoenix, Arizona 85018. The Administrator and the Distributor are under common control and are therefore considered affiliates of each other.

              Transfer Agent and Custodian. Firstar Trust Company acts as the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), as well as the Fund's custodian (the "Custodian"). The address of the Transfer Agent and Custodian is 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

How are Fund expenses determined?
              The Management Agreement identifies the expenses to be paid by the Fund. In addition to the fees paid to the Manager, the Fund pays certain additional expenses, including but not limited to, the following: shareholder service expenses; custodial, accounting, legal, and audit fees; administrative fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and independent Director fees and expenses.

8
ORGANIZATION

How is the Fund organized?
              The Fund is an investment portfolio or series of O'Shaughnessy Funds. There are three other investment portfolios of O'Shaughnessy Funds, shares of which are not offered for sale through this Prospectus: O'Shaughnessy Cornerstone Value Fund, O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Aggressive Growth Fund (the "other O'Shaughnessy Funds"). The charter of O'Shaughnessy Funds provides that the Board of Directors may issue additional investment portfolios of shares and/or additional classes of shares for each investment portfolio. O'Shaughnessy Funds was organized as a corporation in Maryland on May 20, 1996.

What is meant by "shares"?
              As with all mutual funds, investors purchase shares when they invest in the Fund. These shares are a part of a Fund's authorized capital stock, but share certificates are not generally issued.
                Each full share and fractional  share  entitles the  shareholder to: receive a proportional interest in the Fund's capital gain distributions; and cast one vote per share on certain Fund matters, including the election of Fund Directors, changes in fundamental policies, or approval of changes in the Fund's Management Agreement.
                Shareholder  inquiries  may  be  addressed  to the  Fund  at the address or telephone number set forth on the cover page of this Prospectus.

Does the Fund have annual shareholder meetings?
              The Fund is not required to hold annual meetings and does not intend to do so except when certain matters, such as a change in the Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund Director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the Fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.

INFORMATION ABOUT YOUR ACCOUNT

PURCHASE OF SHARES
              The minimum initial investment in the Fund is $5,000 and the minimum subsequent investment is $100, except that for retirement plans, the minimum initial investment is $500 and the minimum subsequent investment is $50.
                Investors may make an initial  purchase of shares and subsequent investments in the Fund by mail or wire as described below. The Fund reserves the right in its sole discretion to waive the minimum investment amounts, including in the case of investments by employees and affiliates of the Manager and family members of any of the foregoing, and Individual Retirement Accounts ("IRAs") of shareholders of the Fund.
                The Internal Revenue Service  requires the correct  reporting of social security numbers or tax identification numbers. The failure to provide this information will result in the rejection of an investor's Application.

                                                                               9
How do I purchase shares by mail?
              For initial  investments,  please  send a  completed  Application, together with a check payable to O'Shaughnessy Dogs of the Market(TM) Fund to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for Applications sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for Applications sent via overnight courier). Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and mailed to the address stated above.

How do I purchase shares by wire?
              If you are wiring funds, call the Transfer Agent at (800) 797-0773 for an account number if this is an initial investment or to inform the Transfer Agent that a wire is expected if this is a subsequent investment.
                For an initial  investment,  prior to or  immediately  after the funds are wired, a completed Application should be sent to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for Applications sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for Applications sent via overnight courier). Instruct your bank to wire federal funds to O'Shaughnessy Funds, c/o Firstar Trust Company, ABA# 075000022, DDA # 112952137.
                The wire  should  specify  the name of the Fund,  the name(s) in which the account is registered, the shareholder's social security number or employer tax identification number, the account number and the amount being wired. Please indicate if this is an initial or subsequent investment. Wire purchases are normally used only for large purchases (over $5,000). Your bank may charge you a fee for sending the wire.

What is the purchase price of Fund shares and when do purchases become effective?
              Purchases of Fund shares become effective and shares will be priced at the net asset value per share ("NAV") next determined after the investor's check or wire is received by the Transfer Agent. NAV for the Fund is calculated as of the close of business on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). If your request is received in correct form before 4:00 p.m. Eastern time, your transaction will be priced at that day's NAV. If your request is received after 4:00 p.m., it will be priced at the next business day's NAV. Orders that request a particular day or price for your transaction or any other special conditions cannot be accepted.
                The time at which  transactions  and  shares  are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.
                The  purchase  order must  include the  documentation  specified above. Please do not send purchase orders to the Fund; the Fund forwards purchase orders to the Transfer Agent and a purchase will not become effective until the Transfer Agent receives all the necessary documentation.

What are the conditions of purchase?
              All purchase orders are subject to acceptance or rejection by the Fund or the Distributor, in their sole discretion. The offering of shares may be suspended whenever the Fund considers suspension desirable or when required by any order, rule or regulation of any governmental body having jurisdiction. Checks and money orders should be drawn on United States banks; the Fund and the Distributor reserve the right to reject checks drawn on foreign banks.

10
                The Transfer  Agent will mail a  confirmation  of each completed purchase to the investor. If an order is canceled because an investor's check does not clear, the investor will be responsible for any loss incurred by the Fund, the Transfer Agent, the Distributor, the Administrator or the Manager. If the investor is already a shareholder, the Fund may redeem shares from the account to cover any loss. If the investor is not a shareholder or if the loss is greater than the value of the shareholder's account, the Distributor will be responsible for any loss to the Fund, and will have the right to recover such amount from the investor.

Who do I contact if I have questions about my account or need additional information concerning an investment in the Fund?
              If you have investment questions about the Fund, or if you would like any additional information relating to an investment in the Fund, please call (800) 797-0773 (toll-free), or write to the Distributor at First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261 E, Phoenix AZ 85018. If you are a shareholder and have questions about your account, or if you wish to arrange for wire transactions, please call the Transfer Agent at (800) 797-0773. Before telephoning, please be sure to have your account number and social security number or employer tax identification number readily available.

Will I receive share certificates for shares purchased?
              Share certificates will not be issued for shares unless the investor sends a written request for certificates to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent via U.S. mail) or 615
              E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). Share certificates are issued only for full shares and may be redeposited in the shareholder's account at any time. In order to facilitate redemptions and exchanges, most shareholders elect not to receive certificates, since a shareholder wishing to redeem or exchange shares represented by a certificate must surrender such certificate, properly endorsed on the reverse side together with a signature guarantee. (See "Redemption of Shares -- When are signature guarantees required?" below). If a certificate is lost, the shareholder may incur an expense in replacing it.

Can I purchase shares through broker-dealers other than the Distributor?
              O'Shaughnessy Funds may enter into agreements with various outside brokers on behalf of the Funds through which shareholders may purchase shares. Such shares may be held by such outside brokers in an omnibus account rather than in the name of the individual shareholder. The Manager may reimburse the outside brokers for providing shareholder services to the omnibus accounts in an amount equal to what the Fund would otherwise have paid to provide shareholder services to each individual shareholder account.
                Investors  may  also  arrange  to  purchase  shares  of the Fund through other outside broker-dealers with which O'Shaughnessy Funds does not have an arrangement, and such broker-dealers may purchase shares of the Fund by telephone if they have made arrangements in advance with the Fund. To place a telephone order such broker-dealer should call the Transfer Agent at (800) 797-0773.
                Purchases by broker-dealers  become effective and shares will be priced as described above. If an investor purchases shares through broker-dealers other than the Distributor, such broker-dealers may charge the investor a service fee that is reasonable for the service performed, bearing in mind that the investor could have acquired or redeemed the Fund's shares directly without the payment of any fee. No part of any such service fee will be received by the Distributor, the Manager, the Administrator or the Fund.

                                                                              11
EXCHANGE PRIVILEGE
              Shares of the Fund may be exchanged for shares of each of the other O'Shaughnessy Funds (i.e., O'Shaughnessy Cornerstone Value Fund, O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Aggressive Growth Fund). Prospectuses for the other O'Shaughnessy Funds may be obtained by writing to the Distributor at 4455 E.
              Camelback  Road,  Suite  261  E,  Phoenix  AZ  85018,   Attention:
              O'Shaughnessy   Funds,   Inc.   or  by  calling   (800)   797-0773
              (toll-free).
                You may also  exchange  shares  of the Fund  for  shares  of the
              Portico Money Market Fund, a money market mutual fund not affiliated with O'Shaughnessy Funds or the Manager. Prior to making such an exchange, you should obtain and carefully read the prospectus for the Portico Money Market Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Manager of an investment in the Portico Money Market Fund.
                If you exchange into shares of the Portico Money Market Fund you may establish checkwriting privileges on the Portico Money Market Fund. Contact the Transfer Agent at (800) 797-0773 for a checkwriting application and signature card.
                The exchange procedures are described below.

Is there any sales charge or minimum investment applicable to an exchange?
              Shareholders of the Fund may exchange their shares of the Fund, without the payment of any sales or service charge, for shares of any other fund into which an exchange is permitted equal in value to the net asset value of the shares being exchanged. All exchanges are subject to all applicable terms set forth in the prospectus of the fund into which the exchange is being made. If a shareholder exchanges shares through a broker-dealer other than the Distributor, such broker-dealer may charge the shareholder a service fee, no part of which will be received by the Distributor, the Manager, the Fund, or the fund into which the exchange is being made.

At what price is an exchange effected?
              An exchange is effected at the respective net asset values of the two funds with respect to which shares are being exchanged as next determined following receipt by the fund into which the exchange is being made of all necessary documentation in connection with the redemption of Fund shares as described below under "Redemption Of Shares --How do I redeem shares by mail?"

Do current instructions concerning receipt of dividends and distributions carry over to exchanged shares?
              Dividend and distribution instructions with respect to exchanged shares will remain the same as those given previously by the shareholders to the fund from which the shareholder is exchanging the shares, unless the shareholder designates a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions (i) must be signed by the registered owners(s) of the shares, exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number, and the name of the fund for which instructions have changed.

What are the conditions applicable to an exchange?
              Exchanges involving the redemption of shares recently purchased by personal, corporate or government check will be permitted only after the Fund has reasonable belief that the check has cleared, which may take up to fifteen days after the purchase date. The exchange privilege is available only in states where shares of the other O'Shaughnessy Funds or the Portico Money Market Fund may be sold legally.

12
                The Fund,  the other  O'Shaughnessy  Funds and the Portico Money
              Market Fund each reserves the right to reject any order to acquire its shares through exchange or otherwise and to restrict or terminate the exchange privilege at any time. If the exchange privilege is to be permanently terminated, the Fund will provide its shareholders with written notice of such termination. The Fund reserves the right to suspend temporarily the telephone exchange privilege in emergency circumstances or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders as a whole. Such temporary suspension can be without prior notification.

How can I make exchanges by telephone?
              Shareholders who have completed the section of the Fund's Application entitled "Shareholder Privileges" are eligible to make telephone requests for exchanges and may do so by telephoning the Transfer Agent at (800) 797-0773. A shareholder who has not completed the Shareholder Privileges section of the Application but who wishes to become eligible to make telephone exchanges should designate a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions must
              (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund. See "Redemption Of Shares - How do I redeem shares by telephone?" below, which describes the time of day at which telephone redemptions and exchanges will be priced and processed. Telephone requests for exchanges cannot be accepted with respect to shares represented by certificates. Shares of the other O'Shaughnessy Funds or Portico Money Market Fund acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.
                The Fund will  employ  reasonable  procedures  to  confirm  that instructions communicated by telephone are genuine. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use procedures that are considered reasonable, including requesting a shareholder to correctly state the account number, the name(s) in which the account is registered, the social security number(s) registered to the account, and certain additional personal identification. A full description of these procedures is contained in the SAI. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.
                Shareholders  should  be aware  that,  at times,  the  volume of telephone calls or other factors beyond the Fund's control may make it difficult to reach the Transfer Agent by telephone. This will be true particularly during periods of drastic economic market changes. In such cases, shareholders should continue to telephone or utilize the written exchange procedures described below.
                Shareholders  who effect  exchanges  of Fund shares by telephone will be charged a $5.00 exchange fee.

How do I make exchanges by mail?
              To exchange shares by mail, send a written request for exchange signed by the registered owner(s) of the shares, exactly as the account is registered to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). The request for exchange should include the following information: the name of the account, the account number, the number of

     ============                           Application Form
O'Shaughnessy Funds, Inc.                   New Accounts
     ------------
                Mail to:                    Overnight delivery to:

                O'Shaughnessy Funds, Inc.   O'Shaughnessy Funds, Inc.
                c/o Firstar Trust Company   c/o Firstar Trust Company
                P.O. Box 701                615 E. Michigan Street, Third Floor
                Milwaukee, WI  53201-0701   Milwaukee, WI  53202

DO NOT USE this form for IRAs. A special form is available for IRAs; please call
(800) 797-0773 for information or assistance.

================================================================================
1.  FUND SELECTION

                                                                            Amount ($5,000 minimum for any single Fund )
                  |_| O'Shaughnessy Aggressive Growth Fund                  $_______________________
                  |_| O'Shaughnessy Dogs of The Market Fund                 $_______________________
                  |_| O'Shaughnessy Cornerstone Growth Fund                 $_______________________
                  |_| O'Shaughnessy Cornerstone Value Fund                  $_______________________
                  Total Investment                                          $_______________________

                  |_| By wire (Please call (800) 797-0773 for instructions)
                  |_| By check, payable to O'Shaughnessy Funds, Inc.

================================================================================

2.  ACCOUNT
    REGISTRATION         ----------------------------------------------------------------------------------------------------
          For            First Name                   Middle Name or Initial            Last Name      Social Security Number
          Individual
          or             ----------------------------------------------------------------------------------------------------
          Joint Owners   Joint Owner                                                                  Social Security Number

                         Registration will be "Joint Tenants with Right of Survivorship" unless otherwise specified:

                         ----------------------------------------------------------------------------------------------------

          -------------------------------------------------------------------------------------------------------------------
          For Gift
          to Minor       ----------------------------------------------------------------------------------------------------
                         Custodian's Name (only one allowed)

                         ----------------------------------------------------------------------------------------------------
                         Minor's Name (only one allowed)                                   Minor's Social Security No.

                         ----------------------------------------------------------------------------------------------------
                         State of Residence                                                Minor's Birthdate

          -------------------------------------------------------------------------------------------------------------------
          For
          Corporate      ----------------------------------------------------------------------------------------------------
          Trust, Estate, Name of Corporation, Trust, etc.
          Guardianship,
          or Corporate   ----------------------------------------------------------------------------------------------------
          Retirement     Name and Date of Trust (continued)
          Plan
                         ----------------------------------------------------------------------------------------------------
                         Name(s) of Trustee(s), Fiduciary, etc.                            Tax ID Number

                         A Corporate resolution form is required.
=============================================================================================================================
 3.  ADDRESS FOR
     MAILINGS            ----------------------------------------------------------------------------------------------------
                         Number and Street

                         ----------------------------------------------------------------------------------------------------
                         Apartment, Floor or Room Number                                Telephone No. (include area code)

                         ----------------------------------------------------------------------------------------------------
                         City                                                           State                        Zip Code

          -------------------------------------------------------------------------------------------------------------------
          Send
          duplicate      ----------------------------------------------------------------------------------------------------
          statements     Number and Street
          to:
                         ----------------------------------------------------------------------------------------------------
                         Apartment, Floor or Room Number                                Telephone No. (include area code)

                         ----------------------------------------------------------------------------------------------------
                         City                                                           State                        Zip Code

================================================================================
4.  DISTRIBUTIONS        All dividends and  distributions  will be automatically
                         reinvested  in  additional  shares  in your  account(s)
                         unless  otherwise  indicated  by  checking  the box(es)
                         below.
                            |_| Dividends In Cash     |_|  Capital Gains In Cash

                         If you have chosen to receive your distribution(s) in cash, you have the option of receipt either by direct deposit into your bank account, as identified below, or by check. Please check one box below.
                            |_| Direct Deposit($12.00 charge per wire) |_| Check

                         Please attach a voided bank check or deposit slip here if you choose direct deposit.

                         ----------------------------------------------------------------------------------------------------
                         Name of Bank                                                   Address of Bank

                         ----------------------------------------------------------------------------------------------------
                         Bank's ABA Number            Account Number                    Name(s) on Account

                         ----------------------------------------------------------------------------------------------------
                         Signature of all registered owners


              IMPORTANT: This form is continued on the reverse side

================================================================================
5.  AUTOMATIC
    INVESTMENT
    PLAN

                         |_| I would like to begin Automatic Investing every |_| month, |_| quarter, on the ________ day of
                         the month or the first  business  day  thereafter,  in shares of the Fund(s) indicated below:
                                                                               Amount ($100 minimum for any single Fund)
                         |_| O'Shaughnessy Aggressive Growth Fund             $_________________________
                         |_| O'Shaughnessy Dogs of The Market Fund            $_________________________
                         |_| O'Shaughnessy Cornerstone Growth Fund            $_________________________
                         |_| O'Shaughnessy Cornerstone Value Fund             $_________________________

                         This signed application must be received by Firstar at least 15 business days prior to the initial transaction. I understand that I will be assessed a $20 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. Please attach a voided check or deposit slip of the bank account below.

                         ----------------------------------------------------------------------------------------------------
                         Name of Bank                                                   Address of Bank

                         ----------------------------------------------------------------------------------------------------
                         Bank's ABA Number            Account Number                    Name(s) on Account

                         ----------------------------------------------------------------------------------------------------
                         Signature of all  registered owners

================================================================================
6.  SYSTEMATIC CASH
    WITHDRAWAL PLAN

                         |_| I  would  like  checks  sent  |_|  monthly  or  |_| quarterly, beginning in the month of ____________
                         on or about the ______ day of the month.  Please  redeem from the following account(s):
                                                                               Amount ($50 minimum for any single Fund)
                         |_| O'Shaughnessy Aggressive Growth Fund             $_________________________
                         |_| O'Shaughnessy Dogs of The Market Fund            $_________________________
                         |_| O'Shaughnessy Cornerstone Growth Fund            $_________________________
                         |_| O'Shaughnessy Cornerstone Value Fund             $_________________________

                         I understand that payments will be made by redeeming shares from my account(s) and that if the rate of redemption exceeds the rate of growth of the Fund(s), my account(s) may ultimately be depleted. Account balances must be at least $10,000 to initiate this procedure.

                         I would  like  checks  sent  to:  |_| the  Address  for Mailings on the front of the application.
                                                           |_| the third party address below:

                         ----------------------------------------------------------------------------------------------------
                         Number and Street

                         ----------------------------------------------------------------------------------------------------
                         Apartment, Floor or Room Number                                Telephone No. (include area code)

                         ----------------------------------------------------------------------------------------------------
                         City                                                           State                        Zip Code

================================================================================
7.  SHAREHOLDER          |_|  I  would  like  to  be  able  to  place   exchange
    PRIVILEGES:          instructions  by  telephone  between  any of  the  four
    EXCHANGES &          O'Shaughnessy  Funds or the Portico  Money  Market Fund
    REDEMPTIONS          (minimum $5,000) ($5.00 per exchange).
    BY TELEPHONE
                         |_| I would like to be able to place a redemption order
                         by telephone  and have the  proceeds  mailed to Address
                         for Mailings on the front of the  application  or wired
                         directly  to the  bank  account  listed  below  ($12.00
                         charge per wire).

                         I understand that these procedures are offered as a convenience to me, and I agree that if the identification procedures set forth in the prospectus are followed, neither the Funds nor the Transfer Agent will be liable for any loss, expense or cost arising from one of these transactions. If applicable, please attach a voided check or deposit slip of the bank account below to ensure proper credit to your account.

                         ----------------------------------------------------------------------------------------------------
                         Name of Bank                                  Address of Bank

                         ----------------------------------------------------------------------------------------------------
                         Bank's ABA Number             Account Number         Name(s) on Account

================================================================================
8.  SIGNATURES AND CERTIFICATION


I (we) have received and read the Prospectus. I (we) understand the Funds' investment objectives and policies and agree to be bound by the terms of the Prospectus. I am (we are) of legal age in my (our) state of residence and have full authority to purchase shares of the Fund and to establish and use any related privileges.

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the telephone instructions of any one account owner.

By selecting the options in Section(s) 4, 5, 6 or 7, I (we) hereby authorize the Fund to initiate credits and debits to my (our) account at the bank indicated in Section(s) 4, 5, 6 or 7 and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system.

Under the penalty of perjury, I (we) certify the (1) the Social Security Number or Taxpayer Identification Number shown on this form is my (our) correct Taxpayer Identification Number, and (2) I am (we are) not subject to backup withholding either because I (we) have not been notified by the Internal Revenue Service (IRS) that I am (we are) subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me (us) that I am (we are) no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

--------------------------------------------------------------------------------
Signature(s) of Individual / Joint Owner*                             Date

--------------------------------------------------------------------------------
Signature(s) of Authorized Officers, Partners, Trustees or Others*


--------------------------------------------------------------------------------
Date
*If shares are to be  registered in (1) joint names,  both persons  should sign,
(2) a custodian for a minor, the custodian should sign (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.


--------------------------------------------------------------------------------
Print name and title of officer signing for a corporation or other entity.

sc
-----------------------------

                                                                              13
              Fund shares or the dollar value of Fund shares to be exchanged, the shares of which other fund (either another O'Shaughnessy Fund or the Portico Money Market Fund) shares of the Fund are to be exchanged for, and the name on the account and the account number (if already established) with such other fund.

REDEMPTION OF SHARES
              Shareholders can redeem their shares by giving instructions to the Transfer Agent in writing or by telephone. As more fully described below, these redemption instructions may have to be accompanied by additional documentation, which may include a signature guarantee.
                If a shareholder  redeems shares through a  broker-dealer  other
              than  the   Distributor,   such   broker-dealer   may  charge  the
              shareholder a service fee, no part of which will be received by the Distributor, the Manager, the Administrator or the Fund.

How do I redeem shares by mail?
              To redeem shares by mail, send a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). The request should include the following: the name of the account, the account number, the number of shares or the dollar value of shares to be redeemed and whether proceeds are to be sent by mail or wire, and if by wire, giving the wire instructions; (ii) duly endorsed share certificates, if any have been issued for the shares redeemed; (iii) any signature guarantees that are required as described below; and (iv) any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. Except as otherwise directed by the Fund in its discretion, the Transfer Agent will not redeem shares until it has received all necessary documents; corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.

May I send redemption requests to the Fund?
              Please do not send redemption requests to the Fund. The Fund must forward all redemption requests to the Transfer Agent and instructions for redemption will not be effective until received by the Transfer Agent. Shares redeemed will be priced at the net asset value per share next determined after acceptance of a complete redemption request by the Transfer Agent. Redemption requests received by the Transfer Agent after the close of the NYSE (currently 4:00 p.m., Eastern time) will be treated as though received on the next business day. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or special redemption conditions.

When are signature guarantees required?
              Except as indicated below, all of the signatures on any request for redemption or share certificates tendered for redemption must be guaranteed by a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.
                The Fund will waive the  signature  guarantee  requirement  on a redemption request that instructs that the proceeds be sent by mail if all of the following conditions apply: (i) the redemption is for $10,000 or less; (ii) the redemption check is payable to the shareholder(s) of record; (iii) the redemption

14
              check is mailed to the shareholder(s) at the address of record; and (iv) no shares represented by certificate are being redeemed. Share certificates submitted for redemption or exchange must be properly endorsed and contain signature guarantees. In addition, the Fund in its discretion may waive the signature guarantee for employees and affiliates of the Manager, the Distributor and the Administrator, and family members of the foregoing. The requirement of a guaranteed signature protects against an unauthorized person redeeming shares and obtaining the redemption proceeds.

How do I redeem shares by telephone?
              Shareholders who have completed the section of the Fund's Application entitled "Shareholder Privileges" are eligible to make telephone requests for redemptions (without charge) and may do so by telephoning the Transfer Agent at (800) 797-0773. A shareholder who has not completed the Shareholder Privileges section of the Application but who wishes to become eligible to make telephone redemptions, should designate a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions must (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund.
                Telephone  redemptions cannot be accepted with respect to shares represented by certificates or for IRA accounts. In such cases, redemption can only be made by mail as described above under "Redemption of Shares -- How do I redeem shares by mail?" Telephone requests for redemptions (or exchanges -- see "Exchange Privilege" above) received before the close of business on the NYSE (currently 4:00 p.m., Eastern time) on a business day will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.
                As noted above,  the Fund will employ  reasonable  procedures to confirm that instructions communicated by telephone are genuine and may, along with their service contractors, be liable for a failure to use such procedures. See "Exchange Privilege--How can I make exchanges by telephone?" above.
                Shareholders  should  be aware  that,  at times,  the  volume of telephone calls or other factors beyond the Fund's control may make it difficult to reach the Transfer Agent by telephone. This will be true particularly during periods of drastic economic or market changes. In the event of difficulty in reaching the Transfer Agent, shareholders should continue to telephone or utilize the written redemption procedures described above under "Redemption of Shares -- How do I redeem shares by mail?"

              The Fund reserves the right to terminate the telephone redemption privilege at any time and, if so terminated, will provide the shareholders with written notice of such termination. The Fund reserves the right to suspend temporarily telephone redemptions in emergency circumstances or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders as a whole. Such temporary suspension can be without prior notification.

What options do I have in receiving redemption proceeds?
              Redemption proceeds may be sent to shareholders by mail or by wire as described below. Wire redemptions will only be made if the Transfer Agent has received appropriate written wire instructions. Because of fluctuations in the value of the Fund's portfolio, the net asset value of shares redeemed may be more or less than the investor's cost.

                                                                              15
              Redemption By Mail. In the case of shareholders who request that their redemption proceeds be sent by mail, the Transfer Agent mails checks for redemption proceeds typically within one or two business days, but no later than seven days, after it receives the request and all the necessary documents.

              Redemption By Wire. In the case of shareholders who request that their redemption proceeds be sent by bank wire, the Transfer Agent typically wires redemption proceeds the next business day, but no later than seven days, after it receives the request and all necessary documents.
                Wire  redemptions  will be made only if the  Transfer  Agent has received appropriate written instructions from the shareholder either on the Fund's Application or by separate letter. A shareholder who has not indicated wire instructions on the Application, but would like to have redemption proceeds wired to a particular bank for each redemption request, should so designate by writing to the Transfer Agent. Please note that such instructions must (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund.
                A  shareholder  who would like to change  the wire  instructions indicated on the Application should designate a change in such instructions by writing to the Transfer Agent and complying with the requirements set forth in the preceding paragraph. There is a $1,000 minimum on redemption proceeds by bank wire. Shareholders who effect redemptions by wire transfer will pay a $12.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer. In addition, a shareholder's bank may impose a charge for receiving wires.

When would the payment of proceeds be delayed?
              Please note that shares paid for by personal, corporate or government check cannot be redeemed before the Fund has reasonable belief that the check has cleared, which may take up to fifteen days after payment of the purchase price. This delay can be avoided by paying for shares by certified check or bank-wire. An investor will be notified promptly by the Transfer Agent if a redemption request cannot be accepted.

Would my account ever be involuntarily redeemed?
              Due to the relatively high cost to the Fund of maintaining small accounts, we ask you to maintain an account balance of at least $5,000. If your balance is below $5,000 for three months or longer due to redemptions, we have the right to close your account after giving you 60 days in which to increase your balance.

INFORMATION ON DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS GENERALLY
              Dividend and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Application. The advantage of reinvesting distributions arises from compounding; that is, you receive dividends and capital gain distributions on an increasing number of shares. Distributions not reinvested are paid by check or transmitted to your bank account.

INCOME DIVIDENDS
              The Fund declares and pays dividends (if any) annually.

16
CAPITAL GAINS
              A capital gain or loss is the difference between the purchase and sale price of a security. If the Fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.

TAX INFORMATION
              You need to be aware of the possible tax consequences when: (1) the Fund makes a distribution to your account; (2) you sell Fund shares; or (3) you exchange shares of the Fund for shares of one of the other O'Shaughnessy Funds or the Portico Money Market Fund. The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.

Will I pay taxes on redemptions or exchanges of Fund shares?
              When you sell or exchange shares in the Fund, you may realize a gain or loss. Unless you are a dealer in securities, such gain or loss will be capital gain or loss. In addition, such gain or loss will be a long-term capital gain or loss if you hold your shares for more than one year, or short-term capital gain or loss if you hold your shares for one year or less.
                A loss  recognized  on a sale or  exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. In addition, if you realize a loss on the sale or exchange of Fund shares held six months or less, your short-term loss recognized is reclassified to long-term to the extent of any long-term capital gain distribution received.

Will I pay taxes on Fund distributions?
              Distributions of ordinary income and short-term capital gains are taxable as ordinary income. The dividends of the Fund will be eligible for the 70% deduction for dividends received by corporations only to the extent the Fund's income consists of dividends paid by U.S. corporations. Long-term gains are taxable at the applicable long-term gain rate. The gain is long- or short-term depending on how long the Fund held the securities, not how long you held shares in the Fund.

What is the tax effect of the Fund's investment in foreign securities?
              Pursuant to the Fund's investment objectives, the Fund may invest in foreign securities. Foreign taxes may be paid by the Fund as a result of tax laws of countries in which the Fund may invest. Income tax treaties between certain countries and the United
              States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of Fund assets to be invested in various countries is not known. Because the Fund limits its investment in foreign securities, shareholders will not be entitled to claim foreign tax credits with respect to their share of foreign taxes paid by the Fund on income from investments of foreign securities held by the Fund.

What are the tax effects of buying shares before a distribution?
              If you buy shares shortly before or on the "record date" -- the date that establishes you as the person to receive the upcoming distribution -- you will receive, in the form of a taxable distribution, a portion of the money you just invested. Therefore, you may wish to find out the Fund's record date(s) before

                                                                              17
              investing. Of course, a Fund's share price may, at any time, reflect undistributed capital gains or unrealized appreciation.
                The  foregoing  is a  general  and  abbreviated  summary  of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax consequences of an investment in the Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively. For additional information regarding federal income tax consequences of an investment in the Fund, see "Additional Information About Dividends and Taxes" in the Statement of Additional Information."
                Shareholders  are  urged  to  consult  their  own  tax  advisers regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

PERFORMANCE INFORMATION

              This section should help you understand the terms used to describe Fund performance. The Fund's annual report will contain additional performance information and will be available upon request and without charge.

What is total return?
              This tells you how much an investment in the Fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on an increasing number of shares.
                Advertisements  for the Fund may include  cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

What is cumulative total return?
              This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.

What is average annual total return?
              This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual, cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question.

18
NET ASSET VALUE

              The price at which the Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share. The net asset value per share is calculated as of the close of the NYSE (currently 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on each other day in which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund's shares may be materially affected by changes in the value of the Fund's portfolio securities.

How is net asset value determined?
              The Fund determines the net asset value per share by subtracting the Fund's total liabilities from the Fund's total assets (the value of the securities the Fund holds plus cash and other assets), dividing the remainder by the total number of shares outstanding, and adjusting the result to the nearest full cent.

How are the securities held in the Fund's portfolio valued?
              Securities listed on the NYSE, American Stock Exchange or other national exchanges are valued at the last sale price on such exchange on the day as of which the net asset value per share is to be calculated. Over-the-counter securities included in the NASDAQ National Market System are valued at the last sale price. If there is no sale on a particular security on such day, it is valued at the mean between the bid and asked prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors. Any securities and other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Directors of the Fund best to reflect their fair value.

OTHER SHAREHOLDER SERVICES

Automatic Investment Plan
              An Automatic Investment Plan allows a shareholder to make automatic monthly or quarterly investments into a Fund account, in amounts of at least $100, by having the Transfer Agent draw an automatic clearing house (ACH) debit electronically against a shareholder's checking or savings account. A shareholder may establish an Automatic Investment Plan by completing the appropriate section on the Application for new accounts or by calling the Transfer Agent at (800) 797-0733 and requesting an Automatic Investment Plan Application for existing accounts. A shareholder should be aware that a signed Application should be received by the Transfer Agent at least 15 business days prior to the initial transaction. The Transfer Agent will assess a $20 fee if the automatic investment cannot be made due to insufficient funds, stop payment, or for any other reason. The Fund cannot guarantee acceptance by your bank.

Systematic Cash Withdrawal Plan
              When an account of $10,000 or more is opened or when an existing account reaches that size, a shareholder may participate in the Fund's Systematic Cash Withdrawal Plan by filling out the appropriate part of the Application. Under this plan, a shareholder may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $50. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. A shareholder who decides later to use this service should call the Transfer Agent at (800) 797-0773.

                                                                              19
Reports to Shareholders
              Each time a shareholder invests, redeems, transfers or exchanges shares, or receives a distribution, the Fund will send a confirmation of the transaction which will include a summary of all of the shareholder's most recent transactions.
                At such time as  prescribed  by law,  the Fund will send to each shareholder the following reports (if they are applicable), which may be used in completing U.S. income tax returns:

              Form 1099-DIV     Report   taxable    distributions   during   the
                                preceding  calendar year. (If a shareholder  did
                                not  receive   taxable   distributions   in  the
                                previous year, such shareholder will not be sent a 1099-DIV.)

              Form 1099-B       Reports  redemption   proceeds  paid  (including
                                those  resulting  from  exchanges)   during  the
                                preceding calendar year.

              Form 1099-R       Report   distributions   from   retirement  plan
                                accounts during the preceding calendar year

              Form 5498         Reports  contributions  to IRAs for the previous
                                calendar year.

                If an  investor's  shares  are held by an  outside  broker in an omnibus account, it is the responsibility of such outside broker to provide shareholders whose shares are held in the omnibus account with any reports prescribed by law which the shareholders require in order to complete their U.S. income tax returns.
                Shareholders  will also receive annual and  semi-annual  reports including the financial statements of the Funds for the respective periods.

Retirement Plans
              Eligible investors may invest in the Fund under the following prototype retirement plans:
              *Individual  Retirement Account (IRA)
              *Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations
              *Profit-Sharing and Money Purchase Pension Plans for corporations and their employees The minimum initial investment is $500 and the minimum subsequent investment is $50 for retirement plans.

Automatic Reinvestment Plan
              For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise specified on the Application or requested by a shareholder in writing. If the Transfer Agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If a shareholder elects to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the shareholder's distribution checks will be reinvested into the shareholder's account at the then current net asset value.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                 No person has been  authorized  to give any  information  or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Investment Adviser, the Administrator or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


               INVESTMENT MANAGER
                         O'Shaughnessy Capital Management, Inc.
                         60 Arch Street
                         Greenwich, Connecticut 06830



               ADMINISTRATOR
                         Investment Company Administration Corporation 4455 E. Camelback Road, Suite 261 E
                         Phoenix, Arizona 85018



               DISTRIBUTOR
                         First Fund Distributors, Inc.
                         4455 E. Camelback Road, Suite 261 E
                         Phoenix, Arizona 85018



               TRANSFER AGENT
                         Firstar Trust Company
                         615 E. Michigan Street
                         Milwaukee, Wisconsin 53202



               AUDITORS
                         McGladrey & Pullen, LLP
                         555 Fifth Avenue
                         New York, New York 10017-2416



               LEGAL COUNSEL
                         Shereff, Friedman, Hoffman & Goodman, LLP
                         919 Third Avenue
                         New York, New York 10022

                                                 O'SHAUGHNESSY
                 60 ARCH STREET

               GREENWICH CT 06830
                                             AGGRESSIVE GROWTH FUND
                  800-797-0773


                       []                              []


                                                    BUILDING

                                                 NEW STANDARDS

                                                      FOR

                                                   INVESTMENT

                                                    SUCCESS


            O'Shaughnessy Funds, Inc.       O'Shaughnessy Funds, Inc.